Note 5 - Common Stock Purchase Options: Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable (Tables)	9 Months Ended
Dec. 31, 2013
Tables/Schedules
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	250,025	0.71	$ 0.40	$ 100,010
0.30	100,000	3.13	0.30	30,000
1.75	129,350	4.18	1.75	226,363
1.37	-	5.30	1.37	-
1.37	50,000	5.58	1.37	68,500
$ 3.85	100,000	5.85	3.85	385,000
	629,375	3.01	$ 1.29	$ 809,873